Premises and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Abstract]
Depreciation expense	$ 857,000	$ 1,000,000	$ 908,000